Shareholder Report	6 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB SUSTAINABLE INTERNATIONAL THEMATIC FUND INC
Entity Central Index Key	0000920701
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000027972
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class A
Trading Symbol	AWPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI ACWI ex USA (net)
12/14	$9,577	$10,000
06/15	$9,982	$10,403
06/16	$9,148	$9,338
06/17	$10,666	$11,248
06/18	$11,170	$12,066
06/19	$11,285	$12,222
06/20	$12,322	$11,635
06/21	$16,609	$15,790
06/22	$12,320	$12,724
06/23	$13,789	$14,342
06/24	$14,414	$16,009
12/24	$14,188	$15,985

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-1.57%	-0.32%	2.93%	4.01%
Class A (with sales charges)	-5.75%	-4.56%	2.03%	3.56%
MSCI ACWI ex USA (net)	-0.15%	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPAX-S for the most recent performance information.

AssetsNet	$ 911,465,278	$ 911,465,278
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 3,146,148
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$911,465,278 # of Portfolio Holdings52 Portfolio Turnover Rate25% Total Advisory Fees Paid$3,146,148
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	22.7%
Financials	21.6%
Industrials	15.9%
Health Care	14.4%
Consumer Staples	11.3%
Consumer Discretionary	8.8%
Energy	2.0%
Utilities	1.8%
Short-Term Investments	1.7%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$37,862,561	4.2%
Terumo Corp.	$34,126,589	3.7%
AIA Group Ltd. - Class H	$33,803,988	3.7%
Veralto Corp.	$33,682,202	3.7%
Unilever PLC	$33,034,201	3.6%
Halma PLC	$31,901,567	3.5%
Danone SA	$31,346,534	3.4%
London Stock Exchange Group PLC	$30,832,761	3.4%
Beazley PLC	$27,626,803	3.0%
On Holding AG - Class A	$27,357,615	3.0%
Total	$321,574,821	35.2%

Material Fund Change [Text Block]
C000027975
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Advisor Class
Trading Symbol	AWPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI ex USA (net)
12/14	$10,000	$10,000
06/15	$10,436	$10,403
06/16	$9,589	$9,338
06/17	$11,204	$11,248
06/18	$11,762	$12,066
06/19	$11,912	$12,222
06/20	$13,044	$11,635
06/21	$17,627	$15,790
06/22	$13,108	$12,724
06/23	$14,708	$14,342
06/24	$15,411	$16,009
12/24	$15,187	$15,985

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Advisor Class	-1.45%	-0.10%	3.19%	4.27%
MSCI ACWI ex USA (net)	-0.15%	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPYX-S for the most recent performance information.

AssetsNet	$ 911,465,278	$ 911,465,278
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 3,146,148
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$911,465,278 # of Portfolio Holdings52 Portfolio Turnover Rate25% Total Advisory Fees Paid$3,146,148
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	22.7%
Financials	21.6%
Industrials	15.9%
Health Care	14.4%
Consumer Staples	11.3%
Consumer Discretionary	8.8%
Energy	2.0%
Utilities	1.8%
Short-Term Investments	1.7%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$37,862,561	4.2%
Terumo Corp.	$34,126,589	3.7%
AIA Group Ltd. - Class H	$33,803,988	3.7%
Veralto Corp.	$33,682,202	3.7%
Unilever PLC	$33,034,201	3.6%
Halma PLC	$31,901,567	3.5%
Danone SA	$31,346,534	3.4%
London Stock Exchange Group PLC	$30,832,761	3.4%
Beazley PLC	$27,626,803	3.0%
On Holding AG - Class A	$27,357,615	3.0%
Total	$321,574,821	35.2%

Material Fund Change [Text Block]
C000027974
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class C
Trading Symbol	AWPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI ACWI ex USA (net)
12/14	$10,000	$10,000
06/15	$10,379	$10,403
06/16	$9,441	$9,338
06/17	$10,924	$11,248
06/18	$11,352	$12,066
06/19	$11,388	$12,222
06/20	$12,337	$11,635
06/21	$16,503	$15,790
06/22	$12,148	$12,724
06/23	$13,497	$14,342
06/24	$13,999	$16,009
12/24	$13,730	$15,985

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-1.92%	-1.10%	2.15%	3.22%
Class C (with sales charges)	-2.90%	-2.09%	2.15%	3.22%
MSCI ACWI ex USA (net)	-0.15%	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPCX-S for the most recent performance information.

AssetsNet	$ 911,465,278	$ 911,465,278
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 3,146,148
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$911,465,278 # of Portfolio Holdings52 Portfolio Turnover Rate25% Total Advisory Fees Paid$3,146,148
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	22.7%
Financials	21.6%
Industrials	15.9%
Health Care	14.4%
Consumer Staples	11.3%
Consumer Discretionary	8.8%
Energy	2.0%
Utilities	1.8%
Short-Term Investments	1.7%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$37,862,561	4.2%
Terumo Corp.	$34,126,589	3.7%
AIA Group Ltd. - Class H	$33,803,988	3.7%
Veralto Corp.	$33,682,202	3.7%
Unilever PLC	$33,034,201	3.6%
Halma PLC	$31,901,567	3.5%
Danone SA	$31,346,534	3.4%
London Stock Exchange Group PLC	$30,832,761	3.4%
Beazley PLC	$27,626,803	3.0%
On Holding AG - Class A	$27,357,615	3.0%
Total	$321,574,821	35.2%

Material Fund Change [Text Block]
C000027978
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class I
Trading Symbol	AWPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI ex USA (net)
12/14	$10,000	$10,000
06/15	$10,439	$10,403
06/16	$9,611	$9,338
06/17	$11,240	$11,248
06/18	$11,816	$12,066
06/19	$11,981	$12,222
06/20	$13,117	$11,635
06/21	$17,724	$15,790
06/22	$13,166	$12,724
06/23	$14,775	$14,342
06/24	$15,470	$16,009
12/24	$15,244	$15,985

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class I	-1.46%	-0.10%	3.14%	4.31%
MSCI ACWI ex USA (net)	-0.15%	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPIX-S for the most recent performance information.

AssetsNet	$ 911,465,278	$ 911,465,278
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 3,146,148
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$911,465,278 # of Portfolio Holdings52 Portfolio Turnover Rate25% Total Advisory Fees Paid$3,146,148
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	22.7%
Financials	21.6%
Industrials	15.9%
Health Care	14.4%
Consumer Staples	11.3%
Consumer Discretionary	8.8%
Energy	2.0%
Utilities	1.8%
Short-Term Investments	1.7%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$37,862,561	4.2%
Terumo Corp.	$34,126,589	3.7%
AIA Group Ltd. - Class H	$33,803,988	3.7%
Veralto Corp.	$33,682,202	3.7%
Unilever PLC	$33,034,201	3.6%
Halma PLC	$31,901,567	3.5%
Danone SA	$31,346,534	3.4%
London Stock Exchange Group PLC	$30,832,761	3.4%
Beazley PLC	$27,626,803	3.0%
On Holding AG - Class A	$27,357,615	3.0%
Total	$321,574,821	35.2%

Material Fund Change [Text Block]
C000230902
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class Z
Trading Symbol	AWPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI ACWI ex USA (net)
07/21	$10,000	$10,000
06/22	$7,394	$8,203
06/23	$8,301	$9,246
06/24	$8,702	$10,320
12/24	$8,576	$10,305

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 07/27/21
Class Z	-1.45%	-0.05%	-4.38%
MSCI ACWI ex USA (net)	-0.15%	5.53%	0.88%

Performance Inception Date		Jul. 27, 2021
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPZX-S for the most recent performance information.

AssetsNet	$ 911,465,278	$ 911,465,278
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 3,146,148
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$911,465,278 # of Portfolio Holdings52 Portfolio Turnover Rate25% Total Advisory Fees Paid$3,146,148
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	22.7%
Financials	21.6%
Industrials	15.9%
Health Care	14.4%
Consumer Staples	11.3%
Consumer Discretionary	8.8%
Energy	2.0%
Utilities	1.8%
Short-Term Investments	1.7%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$37,862,561	4.2%
Terumo Corp.	$34,126,589	3.7%
AIA Group Ltd. - Class H	$33,803,988	3.7%
Veralto Corp.	$33,682,202	3.7%
Unilever PLC	$33,034,201	3.6%
Halma PLC	$31,901,567	3.5%
Danone SA	$31,346,534	3.4%
London Stock Exchange Group PLC	$30,832,761	3.4%
Beazley PLC	$27,626,803	3.0%
On Holding AG - Class A	$27,357,615	3.0%
Total	$321,574,821	35.2%

Material Fund Change [Text Block]